UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Collateral Investment Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2011

John Hancock Collateral Investment Trust
As of 9-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 5.24%			$260,196,916

(Cost $260,154,862)

BMW Vehicle Lease Trust, Series 2011-1, Class A1
04/20/12	0.289	10,570,950	10,576,365
CNH Equipment Trust, Series 2011-B, Class A1
10/12/12	0.384	68,000,000	68,000,660
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1
06/18/12	0.251	24,123,375	24,137,171
Hyundai Auto Receivables Trust, Series 2011-A, Class A1
02/15/12	0.318	1,558,783	1,559,021
Hyundai Auto Receivables Trust, Series 2011-B, Class A1
05/15/12	0.248	10,191,683	10,195,000
Hyundai Auto Receivables Trust, Series 2011-C, Class A1
10/15/12	0.343	47,000,000	47,000,000
John Deere Owner Trust, Series 2011-A, Class A1
05/11/12	0.306	39,202,348	39,222,521
Nissan Auto Lease Trust, Series 2011-B, Class A1
10/15/12	0.350	50,000,000	49,999,925
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A1
04/16/12	0.261	9,506,243	9,506,253

Commercial Paper 23.71%			$1,177,738,327

(Cost $1,177,746,555)

Australia & New Zealand Banking Group, Ltd.
11/08/11	0.289	60,000,000	59,967,600
Barclays U.S. Funding LLC
10/03/11	0.080	130,000,000	129,999,422
Deutsche Bank Financial LLC
10/06/11	0.460	30,000,000	29,999,100
Falcon Asset Securitization Company LLC
10/12/11 to 10/21/11	0.120 to 0.150	161,000,000	160,996,280
Govco LLC
10/28/11 to 11/16/11	0.180 to 0.260	167,600,000	167,565,504
Hewlett Packard Company
01/17/12	0.220	15,000,000	14,985,750
Merck & Company, Inc.
10/03/11	0.030	12,000,000	11,999,880
Nestle Capital Corp.
10/03/11	0.010	26,500,000	26,499,985
Novartis Finance Corp.
10/03/11 to 10/07/11	0.040 to 0.070	106,000,000	105,998,236
Novartis Securities Investment Ltd.
11/14/11	0.190	20,600,000	20,594,232
Old Line Funding LLC
10/21/11 to 11/03/11	0.150 to 0.180	82,562,000	82,560,224
Sanofi
10/14/11 to 12/16/11	0.200 to 0.370	167,700,000	167,619,438

1

John Hancock Collateral Investment Trust
As of 9-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value
Commercial Paper (continued)

State Street Corp.
10/21/11	0.260	50,000,000	49,994,500
Target Corp.
10/03/11 to 10/11/11	0.050 to 0.070	80,000,000	79,997,200
United Technologies Corp.
10/03/11	0.010	44,000,000	43,999,976
Westpac Banking Corp.
05/21/12	0.450	25,000,000	24,961,000

Corporate Interest-Bearing Obligations 60.89%			$3,024,911,850

(Cost $3,026,563,720)

American Honda Finance Corp. (P)(S)
12/09/11 to 02/07/12	0.319 to 0.587	127,880,000	127,788,078
AT&T Mobility LLC
12/15/11	6.500	43,855,000	44,347,141
Bank of Nova Scotia (P)
01/05/12 to 10/18/12	0.280 to 0.550	110,000,000	110,091,500
Bank of Tokyo-Mitsubishi UFJ Ltd.
01/24/12	0.650	100,000,000	100,083,000
BellSouth Corp.
10/15/11	6.000	3,966,000	3,971,338
Boeing Capital Corp.
02/15/12	6.500	5,560,000	5,676,510
Cargill, Inc. (S)
06/01/12	6.375	8,420,000	8,738,495
Caterpillar Financial Services Corp. (P)
12/16/11 to 07/24/12	0.538 to 0.599	3,750,000	3,755,116
Caterpillar Financial Services Corp.
10/12/11 to 02/15/12	5.125 to 5.750	71,134,000	71,847,424
CIBC Capital Funding IV LP (P)(S)
01/31/12	0.393	81,000,000	80,802,522
Credit Suisse USA, Inc.
11/15/11 to 01/15/12	6.125 to 6.500	91,638,000	92,637,779
Deutsche Bank AG/New York NY (P)
04/03/12	0.440	100,000,000	99,951,000
General Electric Capital Corp. (P)
11/21/11 to 04/10/12	0.366 to 0.478	158,444,000	158,516,247
General Electric Capital Corp.
02/15/12 to 04/10/12	4.375 to 5.875	149,112,000	151,802,764
Hewlett-Packard Company
03/01/12	5.250	990,000	1,008,692
International Business Machines Corp. (P)
11/04/11 to 06/15/12	0.304 to 0.377	175,540,000	175,647,258
John Deere Capital Corp.
10/17/11 to 10/01/12	5.250 to 7.000	46,190,000	46,493,325
Johnson & Johnson
08/15/12	5.150	3,500,000	3,627,264

2

John Hancock Collateral Investment Trust
As of 9-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

JPMorgan Chase & Company (P)
12/21/11 to 02/22/12	0.388 to 0.478	65,010,000	65,023,251
JPMorgan Chase & Company
10/01/12	5.375	19,629,000	20,426,036
Morgan Stanley (P)
01/09/12	0.496	46,450,000	46,250,590
PepsiCo, Inc.
05/15/12	5.150	18,417,000	18,924,849
Pfizer, Inc.
03/15/12	4.450	46,613,000	47,408,964
Rabobank Nederland NV (P)(S)
10/17/11 to 01/26/12	0.329 to 0.453	28,790,000	28,792,779
Royal Bank of Canada
10/03/11	0.010	150,000,000	150,000,000
Royal Bank of Canada (P)
04/05/12	0.275	98,000,000	97,975,500
Sanofi (P)
03/28/12	0.413	207,400,000	207,424,746
Societe Generale (P)
02/10/12 to 03/01/12	0.755 to 0.876	200,000,000	199,940,100
The Coca-Cola Company (P)
05/15/12	0.336	84,590,000	84,633,902
The Goldman Sachs Group, Inc. (P)
10/07/11 to 02/06/12	0.449 to 0.646	78,397,000	78,343,943
The Walt Disney Company
03/01/12	6.375	20,000,000	20,456,700
Toronto-Dominion Bank/NY (P)
01/12/12	0.305	16,000,000	16,001,440
Toyota Motor Credit Corp. (P)
10/04/11 to 02/02/12	0.289 to 0.346	99,250,000	99,255,471
Toyota Motor Credit Corp.
10/25/11	5.125	3,178,000	3,187,075
UBS AG (P)
02/23/12	1.403	167,200,000	167,640,572
United Technologies Corp.
05/15/12	6.100	6,550,000	6,760,144
US Bank NA (P)
10/26/12	0.473	1,800,000	1,802,185
Wachovia Corp.(P)
10/15/11 to 04/23/12	0.379 to 0.476	190,304,000	190,336,139
Wachovia Corp.
10/15/11	5.300	5,000,000	5,004,665
Wells Fargo & Company (P)
01/24/12	0.343	159,530,000	159,544,039
Westpac Banking Corp. (P)
12/30/11	0.619	23,000,000	22,993,307

3

John Hancock Collateral Investment Trust
As of 9-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

U.S. Government & Agency Obligations 8.58%			$426,439,562

(Cost $425,922,820)

Bank of America Corp. (J)(P)
06/22/12	0.555	41,000,000	41,086,264
Citibank NA(J)(P)
05/07/12 to 11/15/12	0.286 to 0.299	128,445,000	128,478,492
Citigroup Funding, Inc. (J)(P)
03/30/12	0.669	13,000,000	13,013,858
Citigroup, Inc. (J)(P)
12/09/11	1.026	22,340,000	22,451,432
General Electric Capital Corp. (J)(P)
03/12/12	0.537	10,000,000	10,020,620
JPMorgan Chase & Company (J)(P)
06/15/12 to 12/26/12	0.577 to 0.608	53,000,000	53,171,190
Morgan Stanley (J)(P)
02/10/12 to 06/20/12	0.538 to 0.701	55,000,000	55,113,219
PNC Funding Corp. (J)(P)
04/01/12	0.455	10,000,000	10,018,560
The Goldman Sachs Group, Inc. (J)(P)
11/09/11 to 03/15/12	0.522 to 0.547	36,000,000	36,023,520
The Huntington National Bank (J)(P)
06/01/12	0.726	18,000,000	18,058,230
U.S. Central Federal Credit Union (K)(P)
10/19/11	0.250	23,000,000	23,001,587
Union Bank NA (J)(P)
03/16/12	0.549	6,000,000	6,002,010
Wells Fargo & Company (J)(P)
06/15/12	0.567	10,000,000	10,000,580

Foreign Government Obligations 0.13%			$6,610,052

(Cost $6,622,258)

Province of Ontario, Canada
07/17/12	5.125	6,381,000	6,610,052

		Maturity	Par value
	Yield* (%)	date		Value

Short-Term Investments 2.75%				$136,891,061

(Cost $136,891,061)

U.S. Government & Agency Obligations 2.71%				134,991,061

U.S. Government 2.21%
U.S. Treasury Bill	0.001	10/06/11	100,000,000	99,999,986
U.S. Treasury Bill	0.091	09/20/12	10,000,000	9,991,076

U.S. Government Agency 0.50%
Federal Home Loan Bank Discount Notes	0.001	10/03/11	25,000,000	24,999,999

4

John Hancock Collateral Investment Trust
As of 9-30-11 (Unaudited)

Short-Term Investments (continued)

	Par value	Value
Repurchase Agreement 0.04%		$1,900,000

Repurchase Agreement with State Street Corp. dated 9-30-11 at
0.010% to be repurchased at $1,900,002 on 10-3-11, collateralized by $1,940,000 Federal Home Loan Mortgage Corp., 0.600% due 8-
23-13 (valued at $1,942,442, including interest)	$1,900,000	1,900,000

Total investments (Cost $5,033,901,276)† 101.30%		$5,032,787,768

Other assets and liabilities, net (1.30%)		($64,793,283)

Total net assets 100.00%	$4,967,994,485

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J) These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(K) This security is issued under the Temporary Corporate Credit Union Liquidity Guarantee Program and is insured by the National Credit Union Administration until maturity.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $5,033,901,276. Net unrealized depreciation aggregated $1,113,508, of which $824,452 related to appreciated investment securities and $1,937,960 related to depreciated investment securities.

5

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended September 30, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations, including short term debt investments, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Collateral Investment Trust.

305Q3 9/11
11/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:

/s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: November 18, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 18, 2011